BPV Core Diversification Fund
Summary of the BPV Core Diversification Fund – Institutional Shares
Investment Objective. The investment objective of the Core Diversification Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Diversification Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Core Diversification Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Wealth Preservation Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Core Diversification Fund Institutional Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	2.50%
Acquired Fund Fees and Expenses	[2]	0.28%
Total Annual Fund Operating Expenses		3.53%
Fee Waiver and/or Expense Reimbursement	[3]	(2.25%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	1.28%
[1]	Because the Core Diversification Fund began operations on October 5, 2011, "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Core Diversification Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Core Diversification Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Core Diversification Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Core Diversification Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Core Diversification Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to February 1, 2014 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Core Diversification Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Institutional Shares of the Core Diversification Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Core Diversification Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until February 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
BPV Core Diversification Fund Institutional Shares	130	873

Portfolio Turnover. The Core Diversification Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Diversification Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Diversification Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategy of the Core Diversification Fund. The Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”), believe that isolated asset classes generally perform inconsistently and prove volatile over time. The Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Advisers believe exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Fund invests in each Core Category as described below:

Equities	The Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. These securities may include exchange-traded funds (ETFs), other exchange-traded products (ETPs), mutual funds or common stocks or other equity securities issued by individual U.S. or foreign companies.
Fixed Income	The Fund may invest in fixed income securities of any maturity that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (also known as “junk bond”) issues. These securities may include ETFs, other ETPs (e.g., exchange-traded notes (ETNs)) or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.
Commodities and Other Alternatives	The Fund may invest in securities that provide exposure to commodities and other alternative assets. Types of investments purchased in this Core Category may also include direct investments in real estate investment trusts (REITs), master limited partnerships (MLPs) or other ETPs or mutual funds that invest in or otherwise track the performance of such investments.

The percentage invested in each Core Category may range from approximately 0% to 65% of the Fund’s assets, as measured at the time of investment. In addition, the Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Fund investments or to generate option premiums for the Fund.

Principal Risks of Investing in the Core Diversification Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

  • Management Risk. The Advisers’ investment strategy for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

  • Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Fund’s portfolio, the Fund’s asset allocation weightings may result in declines if the Core Categories in which the Fund allocates or overweights its assets decline.

  • Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

  • Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

  • Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

  • High Yield Fixed Income Securities Risk. High yield fixed income securities are generally considered speculative in nature and may subject the Fund to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities.

  • Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

  • Risks Related to Investing in Commodities. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

  • Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

  • Foreign and Emerging Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be more volatile than established foreign markets.

  • Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

  • Real Estate Investment Trust (REIT) Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

  • ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

  • Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

  • ETN Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

  • Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

  • Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

  • New Portfolio Manager Risk. Although the Sub-Adviser’s principal and the Funds’ sole Portfolio Manager, George Hashbarger, Jr., has been a portfolio manager for private investment vehicles in the past, he did not have previous experience running a registered investment adviser or managing a mutual fund prior to serving as the Portfolio Manager for the Funds beginning in 2011, which may limit the Portfolio Manager’s effectiveness.

  • New Fund Risk. The Funds were formed in 2011, and neither of the Advisers had previously managed an investment company registered under the 1940 Act. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Core Diversification Fund has not had a full calendar year of operations; accordingly, information related to the Fund’s annual returns is not available.
BPV Wealth Preservation Fund
Summary of the BPV Wealth Preservation Fund – Institutional Shares
Investment Objective. The investment objective of the Wealth Preservation Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Wealth Preservation Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Wealth Preservation Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Wealth Preservation Fund Institutional Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	4.67%
Acquired Fund Fees and Expenses	[2]	0.10%
Total Annual Fund Operating Expenses		5.52%
Fee Waiver and/or Expense Reimbursement	[3]	(4.42%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	1.10%
[1]	Because the Wealth Preservation Fund began operations on October 5, 2011, "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Wealth Preservation Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Wealth Preservation Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Wealth Preservation Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Wealth Preservation Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Wealth Preservation Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to February 1, 2014 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Institutional Shares of the Wealth Preservation Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Institutional Shares of the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until February 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
BPV Wealth Preservation Fund Institutional Shares	112	1,253

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy of the Wealth Preservation Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

  • Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

  • Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

  • Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

  • Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

  • Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

  • Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

  • Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

  • Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

  • REIT Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

  • ETP Tracking Risks. ETPs and other securities in which a Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

  • Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

  • Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

  • Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

  • Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

  • New Portfolio Manager Risk. Although the Sub-Adviser’s principal and the Funds’ sole Portfolio Manager, George Hashbarger, Jr., has been a portfolio manager for private investment vehicles in the past, he did not have previous experience running a registered investment adviser or managing a mutual fund prior to serving as the Portfolio Manager for the Funds beginning in 2011, which may limit the Portfolio Manager’s effectiveness.

  • New Fund Risk. The Funds were formed in 2011, and neither of the Advisers had previously managed an investment company registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Wealth Preservation Fund has not had a full calendar year of operations; accordingly, information related to the Fund’s annual returns is not available.
BPV Core Diversification Fund
Summary of the BPV Core Diversification Fund – Advisor Shares
Investment Objective. The investment objective of the Core Diversification Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Diversification Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Core Diversification Fund Advisor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Wealth Preservation Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Core Diversification Fund Advisor Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.65%
Other Expenses	[1]	2.50%
Acquired Fund Fees and Expenses	[2]	0.28%
Total Annual Fund Operating Expenses		4.18%
Fee Waiver and/or Expense Reimbursement	[3]	(2.25%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	1.93%
[1]	Because the Core Diversification Fund began operations on October 5, 2011, "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Core Diversification Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Core Diversification Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Core Diversification Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Core Diversification Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Core Diversification Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to February 1, 2014 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Advisor Shares of the Core Diversification Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Advisor Shares of the Core Diversification Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Core Diversification Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until February 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
BPV Core Diversification Fund Advisor Shares	196	1,064

Portfolio Turnover. The Core Diversification Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Diversification Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Diversification Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategy of the Core Diversification Fund. The Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”), believe that isolated asset classes generally perform inconsistently and prove volatile over time. The Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Advisers believe exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Fund invests in each Core Category as described below:

Equities	The Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. These securities may include exchange-traded funds (ETFs), other exchange-traded products (ETPs), mutual funds or common stocks or other equity securities issued by individual U.S. or foreign companies.
Fixed Income	The Fund may invest in fixed income securities of any maturity that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (also known as “junk bond”) issues. These securities may include ETFs, other ETPs (e.g., exchange-traded notes (ETNs)) or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.
Commodities and Other Alternatives	The Fund may invest in securities that provide exposure to commodities and other alternative assets. Types of investments purchased in this Core Category may also include direct investments in real estate investment trusts (REITs), master limited partnerships (MLPs) or other ETPs or mutual funds that invest in or otherwise track the performance of such investments.

The percentage invested in each Core Category may range from approximately 0% to 65% of the Fund’s assets, as measured at the time of investment. In addition, the Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Fund investments or to generate option premiums for the Fund.

Principal Risks of Investing in the Core Diversification Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

  • Management Risk. The Advisers’ investment strategy for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

  • Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Fund’s portfolio, the Fund’s asset allocation weightings may result in declines if the Core Categories in which the Fund allocates or overweights its assets decline.

  • Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

  • Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

  • Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

  • High Yield Fixed Income Securities Risk. High yield fixed income securities are generally considered speculative in nature and may subject the Fund to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities.

  • Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

  • Risks Related to Investing in Commodities. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

  • Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

  • Foreign and Emerging Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be more volatile than established foreign markets.

  • Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

  • Real Estate Investment Trust (REIT) Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

  • ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

  • Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

  • ETN Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

  • Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

  • Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

  • New Portfolio Manager Risk. Although the Sub-Adviser’s principal and the Funds’ sole Portfolio Manager, George Hashbarger, Jr., has been a portfolio manager for private investment vehicles in the past, he did not have previous experience running a registered investment adviser or managing a mutual fund prior to serving as the Portfolio Manager for the Funds beginning in 2011, which may limit the Portfolio Manager’s effectiveness.

  • New Fund Risk. The Funds were formed in 2011, and neither of the Advisers had previously managed an investment company registered under the 1940 Act. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Core Diversification Fund has not had a full calendar year of operations; accordingly, information related to the Fund’s annual returns is not available.
BPV Wealth Preservation Fund
Summary of the BPV Wealth Preservation Fund - Advisor Shares
Investment Objective. The investment objective of the Wealth Preservation Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Wealth Preservation Fund Advisor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Wealth Preservation Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Wealth Preservation Fund Advisor Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.65%
Other Expenses	[1]	4.67%
Acquired Fund Fees and Expenses	[2]	0.10%
Total Annual Fund Operating Expenses		6.17%
Fee Waiver and/or Expense Reimbursement	[3]	(4.42%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	1.75%
[1]	Because the Wealth Preservation Fund began operations on October 5, 2011, "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Wealth Preservation Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Wealth Preservation Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Wealth Preservation Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Wealth Preservation Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Wealth Preservation Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to February 1, 2014 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Advisor Shares of the Wealth Preservation Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Advisor Shares of the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until February 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
BPV Wealth Preservation Fund Advisor Shares	178	1,437

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy of the Wealth Preservation Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

  • Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

  • Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

  • Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

  • Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

  • Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

  • Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

  • Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

  • Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

  • REIT Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

  • ETP Tracking Risks. ETPs and other securities in which a Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

  • Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

  • Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

  • Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

  • Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

  • New Portfolio Manager Risk. Although the Sub-Adviser’s principal and the Funds’ sole Portfolio Manager, George Hashbarger, Jr., has been a portfolio manager for private investment vehicles in the past, he did not have previous experience running a registered investment adviser or managing a mutual fund prior to serving as the Portfolio Manager for the Funds beginning in 2011, which may limit the Portfolio Manager’s effectiveness.

  • New Fund Risk. The Funds were formed in 2011, and neither of the Advisers had previously managed an investment company registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Wealth Preservation Fund has not had a full calendar year of operations; accordingly, information related to the Fund’s annual returns is not available.